Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents for Purpose of Cash Flow Statement (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [line items]
Cash and cash equivalents	£ 568	£ 518
Bank overdrafts - continuing operations	(43)	(15)
Total cash and cash equivalents	£ 525	630	£ 1,424	£ 1,671
Asset held for sale [member]
Cash and cash equivalents [line items]
Cash and cash equivalents		£ 127